Property and Equipment - Schedule of Changes in Property Equipment and Accumulated Depreciation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Laboratory equipment [Member]
Cost
Cost Balance	$ 1,389,232
Additions	1,123
Disposal/reclasses/Sale
Effects of currency translation	174,789
Cost Balance	1,565,144
Accumulated depreciation
Accumulated depreciation Balance	311,183
Depreciation	72,058
Disposal/reclasses/Sale
Effects of currency translation	44,382
Accumulated depreciation Balance	427,623
Net book value	1,137,521	$ 1,078,049
Office equipment [Member]
Cost
Cost Balance	438,418
Additions
Disposal/reclasses/Sale	(22,782)
Effects of currency translation	53,453
Cost Balance	469,089
Accumulated depreciation
Accumulated depreciation Balance	151,323
Depreciation	67,215
Disposal/reclasses/Sale	(22,782)
Effects of currency translation	22,310
Accumulated depreciation Balance	218,066
Net book value	251,023	287,095
Construction in progress [Member]
Cost
Cost Balance	1,827,650
Additions	1,123
Disposal/reclasses/Sale	(22,782)
Effects of currency translation	228,242
Cost Balance	2,034,233
Accumulated depreciation
Accumulated depreciation Balance	462,506
Depreciation	139,273
Disposal/reclasses/Sale	(22,782)
Effects of currency translation	66,692
Accumulated depreciation Balance	645,689
Net book value	$ 1,388,544	$ 1,365,144